CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	R$ 4,869.6	R$ 6,010.8
Marketable securities	507.0	228.4
Trade accounts receivable, net	2,604.9	3,919.0
Notes receivable	115.1	113.1
Interest on shareholders' equity receivable	7.3	6.2
Inventories	3,877.3	4,948.2
Biological assets	1,513.1	1,510.5
Recoverable taxes	560.4	728.9
Income and social contribution tax recoverable	506.5	499.3
Derivative financial instruments	182.4	90.5
Restricted cash	277.3	127.8
Other current assets	683.7	961.1
Total current assets	15,704.6	19,143.8
Assets held for sale	3,326.3	41.6
Total current assets	19,030.9	19,185.4
NON-CURRENT ASSETS
Marketable securities	290.6	568.8
Trade accounts receivable, net	8.0	6.3
Notes receivable	89.0	116.4
Recoverable taxes	3,142.5	2,418.2
Income and social contribution tax recoverable	7.2	20.0
Deferred income and social contribution taxes	1,519.7	1,369.4
Judicial deposits	669.1	688.9
Biological assets	1,061.3	903.7
Restricted cash	584.3	407.8
Other non-current assets	177.4	87.2
Investments	86.0	68.2
Property, plant and equipment, net	10,697.0	12,190.6
Intangible assets	5,019.4	7,197.6
Total non-current assets	23,351.5	26,043.1
TOTAL ASSETS	42,382.4	45,228.5
CURRENT LIABILITIES
Short-term debt	4,547.4	5,031.4
Trade accounts payable	5,552.4	6,445.5
Supply chain finance	885.8	715.2
Payroll and related charges	555.0	635.1
Tax payable	403.0	426.0
Interest on shareholders' equity payable	6.2	1.9
Employee and management profit sharing	63.7	95.9
Derivative financial instruments	235.0	299.5
Provision for tax, civil and labor risks	495.6	536.1
Pension and other post-employment plans	94.7	85.2
Other current liabilities	518.3	602.6
Current liabilities	13,357.1	14,874.4
Liabilities directly associated with the assets held for sale	1,131.5	0.0
Total current liabilities	14,488.6	14,874.4
NON-CURRENT LIABILITIES
Long-term debt	17,618.1	15,413.0
Trade accounts payable	179.8	196.8
Tax payable	162.2	171.2
Provision for tax, civil and labor risks	854.7	1,237.1
Deferred income and social contribution taxes	65.8	155.3
Employee benefits plans	373.4	343.1
Other non-current liabilities	1,108.0	1,124.8
Total non-current liabilities	20,362.0	18,641.3
EQUITY
Capital	12,460.5	12,460.5
Capital reserves	115.3	115.1
Income reserves	0.0	101.4
Accumulated losses	(4,279.0)	0.0
Treasury shares	(56.7)	(71.5)
Accumulated other comprehensive loss	(1,275.5)	(1,405.2)
Equity attributable to interest of controlling shareholders	6,964.6	11,200.3
Equity attributable to non-controlling interest	567.2	512.5
Total shareholders' equity	7,531.8	11,712.8
TOTAL LIABILITIES AND EQUITY	R$ 42,382.4	R$ 45,228.5